FINANCIAL INCOME	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 19 - FINANCIAL INCOME

The analysis of financial income for the years ended 31 December 2022, 2021 and 2020 is as follows:

Financial income:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2022	2021	2020

Foreign currency exchange gains	1,512,877	3,839,908	141,859
Interest income on time deposits	201,147	83,627	50,062
Interest income on credit sales	125,574	67,212	44,113
Fair value gains on financial assets measured at fair value (Note 5)	51,199	—	—
Other	22,838	33,529	12,979

	1,913,635	4,024,276	249,013